BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2023
Basis Of Preparation And Significant Accounting Policies
Statement of Compliance

(a) Statement of Compliance

These unaudited condensed interim consolidated financial statements were prepared in accordance with International Accounting Standards (“IAS 34”), Interim Financial Reporting, utilizing the accounting policies of the Company outlined in its December 31, 2022 audited annual consolidated financial statements. The accounting policies are in line with IFRS guidelines. These unaudited condensed interim consolidated financial statements do not include all the information and disclosures required in the audited annual consolidated financial statements and therefore should be read in conjunction with the Company’s audited annual consolidated financial statements.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)

Basis of preparation

(b) Basis of preparation

These unaudited condensed interim consolidated financial statements have been prepared under the historical cost convention, modified by the revaluation of any financial assets and financial liabilities where applicable. The preparation of unaudited condensed interim consolidated financial statements in conformity with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in the process of applying the Company’s accounting policies.

The significant accounting policies used in the preparation of these unaudited condensed interim consolidated financial statements are consistent with those used in the preparation of the audited annual consolidated financial statements for the year ended December 31, 2022.

Basis of consolidation

(c) Basis of consolidation

These unaudited condensed interim consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All intercompany transactions, balances, income and expenses are eliminated upon consolidation.

Effective August 3, 2022, NAN completed the 100% acquisition of the outstanding shares of PNRC (Note 3). As the shareholders of PNRC obtained control of the Company through the exchange of their shares of PNRC for shares of NAN, the acquisition of PNRC has been accounted for in these unaudited condensed interim consolidated financial statements as a reverse takeover. Consequently, the unaudited condensed interim consolidated statements of loss and cash flows for the three and nine months ended September 30, 2023 reflect the results from the operations and cash flows of PNRL, the combined company post RTO, and the unaudited condensed interim consolidated statements of loss and cash flow for the three and nine months ended September 30, 2022 reflect the results from the operations and cash flows of PNRC, the legal subsidiary of the Company, for the quarter ended September 30, 2022, combined with NAN, the legal parent of PNRC, from the acquisition on August 3, 2022 to September 30, 2022, in accordance with the treatment of a “reverse takeover” under IFRS.

New standards and amendments effective this year

(d) New standards and amendments effective this year

IAS 1 – In February 2021, the IASB issued “Disclosure of Accounting Policies” with amendments that are intended to help preparers in deciding which accounting policies to disclose in their financial statements. The amendments are effective for year ends beginning on or after January 1, 2023. The impact of adopting this amendment on the Company’s consolidated financial statements was not significant.

IAS 8 – In February 2021, the IASB issued “Definition of Accounting Estimates” to help entities distinguish between accounting policies and accounting estimates. The amendments are effective for year ends beginning on or after January 1, 2023. The impact of adopting this amendment on the Company’s consolidated financial statements was not significant.

Accounting standards and amendments issued but not yet effective

(e) Accounting standards and amendments issued but not yet effective

Certain pronouncements were issued by the IASB or the IFRIC that are mandatory for accounting periods commencing on or after January 1, 2023. Many are not applicable or do not have a significant impact to the Company and have been excluded. The following have not yet been adopted and are being evaluated to determine their impact on the Company.

IAS 1 – Presentation of Financial Statements (“IAS 1”) was amended in January 2020 to provide a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date. The amendments clarify that the classification of liabilities as current or non-current is based solely on a company’s right to defer settlement at the reporting date. The right needs to be unconditional and must have substance. The amendments also clarify that the transfer of a company’s own equity instruments is regarded as settlement of a liability, unless it results from the exercise of a conversion option meeting the definition of an equity instrument. The amendments are effective for annual periods beginning on January 1, 2024.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)